Taxation (Details) - Schedule of income tax expense - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of income tax expense [Abstract]
Deferred income tax expense	SFr (389,384)	SFr (213,355)	SFr (294,056)
Deferred income tax gain	410,668	407,192	131,879
Total	SFr 21,284	SFr 193,837	SFr (162,177)